Related parties - Transactions with key management personnel narrative (Details)																	3 Months Ended			12 Months Ended
	Nov. 22, 2023	Nov. 22, 2023 shares	Nov. 22, 2023 T	Apr. 01, 2023 installment	Apr. 01, 2023 installment	Apr. 01, 2023 shares installment	Apr. 01, 2023 T installment	Apr. 01, 2022 shares installment	Apr. 01, 2021 shares installment	Apr. 01, 2020 shares installment	Nov. 19, 2019	Apr. 01, 2019 shares installment	Jan. 08, 2019 shares	Feb. 16, 2018 shares	Feb. 09, 2017 shares	Feb. 12, 2015 shares	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2020	Dec. 31, 2023 installment	Dec. 31, 2023 installment	Dec. 31, 2023 shares installment	Dec. 31, 2023 USD ($) installment	Dec. 31, 2023 T installment	Dec. 31, 2022 USD ($) shares installment	Dec. 31, 2021 USD ($) shares installment $ / shares	Dec. 31, 2020 installment	Dec. 31, 2019 $ / shares
Disclosure of transactions between related parties [line items]
Number of options granted (in shares)																						0			0
Vesting period																										5 years
Number of share options forfeited in share-based payment arrangement																						0			0
Proportion of ownership interest in subsidiary																					100.00%
Euronav NV | CMB
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	49.05%																				49.05%
Transaction based incentive plan
Disclosure of transactions between related parties [line items]
Vesting period																												5 years
Long term incentive plan 2019
Disclosure of transactions between related parties [line items]
Number of installments | installment												3
Long term incentive plan 2020
Disclosure of transactions between related parties [line items]
Number of installments | installment																											3
Long term incentive plan 2021
Disclosure of transactions between related parties [line items]
Number of installments | installment									3																	3
Long term incentive plan 2023
Disclosure of transactions between related parties [line items]
Number of installments | installment																				3	3	3	3	3	3
Restricted stock units | Long term incentive plan 2019
Disclosure of transactions between related parties [line items]
Number of options granted (in shares)												152,346
Vesting period												3 years								3 years
Equity instruments granted (in shares)												152,346
Annual vesting percentage												100.00%
Number of installments | installment												3
Restricted stock units | Long term incentive plan 2020
Disclosure of transactions between related parties [line items]
Vesting period										3 years										3 years
Equity instruments granted (in shares)										144,392
Annual vesting percentage										100.00%
Number of installments | installment										3
Restricted stock units | Long term incentive plan 2021
Disclosure of transactions between related parties [line items]
Vesting period									3 years											3 years
Equity instruments granted (in shares)									193,387
Annual vesting percentage									100.00%
Number of installments | installment									3
Restricted stock units | Long term incentive plan 2022
Disclosure of transactions between related parties [line items]
Vesting period								3 years
Equity instruments granted (in shares)								163,022
Annual vesting percentage								100.00%
Number of installments | installment								3
Restricted stock units | Long term incentive plan 2023
Disclosure of transactions between related parties [line items]
Vesting period				3 years				3 years
Equity instruments granted (in shares)						66,832
Annual vesting percentage					100.00%
Number of installments | installment				3	3	3	3	3
Phantom stock units | Long term incentive plan 2017
Disclosure of transactions between related parties [line items]
Equity instruments granted (in shares)															66,449
Phantom stock units | Long term incentive plan 2017 | Tranche one
Disclosure of transactions between related parties [line items]
Annual vesting percentage																					33.33%
Phantom stock units | Long term incentive plan 2017 | Tranche two
Disclosure of transactions between related parties [line items]
Annual vesting percentage																					33.33%
Phantom stock units | Long term incentive plan 2017 | Tranche three
Disclosure of transactions between related parties [line items]
Annual vesting percentage																					33.33%
Phantom stock units | Transaction based incentive plan
Disclosure of transactions between related parties [line items]
Equity instruments granted (in shares)													1,200,000
Number of share options forfeited in share-based payment arrangement																										400,000
Phantom stock units | Transaction based incentive plan | Tranche one
Disclosure of transactions between related parties [line items]
Annual vesting percentage																			12.00%							12.00%
Target share price (in USD per share) | $ / shares																										$ 12
Phantom stock units | Transaction based incentive plan | Tranche two
Disclosure of transactions between related parties [line items]
Annual vesting percentage																		19.00%								16.00%
Target share price (in USD per share) | $ / shares																										$ 14
Phantom stock units | Transaction based incentive plan | Tranche three
Disclosure of transactions between related parties [line items]
Annual vesting percentage																	25.00%									25.00%
Target share price (in USD per share) | $ / shares																										$ 16
Phantom stock units | Transaction based incentive plan | Tranche Four
Disclosure of transactions between related parties [line items]
Annual vesting percentage																	44.00%									44.00%
Target share price (in USD per share) | $ / shares																										$ 18
Phantom stock units | Long term incentive plan 2019
Disclosure of transactions between related parties [line items]
Equity instruments granted (in shares)													1,200,000									0
Phantom stock units | Long term incentive plan 2019 | Tranche one
Disclosure of transactions between related parties [line items]
Annual vesting percentage																			12.00%									12.00%
Target share price (in USD per share) | $ / shares																												$ 12
Phantom stock units | Long term incentive plan 2019 | Tranche two
Disclosure of transactions between related parties [line items]
Annual vesting percentage																												19.00%
Target share price (in USD per share) | $ / shares																												$ 14
Phantom stock units | Long term incentive plan 2019 | Tranche three
Disclosure of transactions between related parties [line items]
Annual vesting percentage																												25.00%
Target share price (in USD per share) | $ / shares																												$ 16
Phantom stock units | Long term incentive plan 2019 | Tranche Four
Disclosure of transactions between related parties [line items]
Annual vesting percentage																												44.00%
Target share price (in USD per share) | $ / shares																												$ 18
Executive Committee | Stock option
Disclosure of transactions between related parties [line items]
Number of options granted (in shares)																236,590
Executive Committee | Restricted stock units
Disclosure of transactions between related parties [line items]
Number of instruments granted in share-based payment arrangement (in shares)																65,433
Executive Committee | Phantom stock units
Disclosure of transactions between related parties [line items]
Number of instruments granted in share-based payment arrangement (in shares)														154,432
Executive Committee | Phantom stock units | Tranche one
Disclosure of transactions between related parties [line items]
Annual vesting percentage																					33.30%
Executive Committee | Phantom stock units | Tranche two
Disclosure of transactions between related parties [line items]
Annual vesting percentage																					33.30%
Executive Committee | Phantom stock units | Tranche three
Disclosure of transactions between related parties [line items]
Annual vesting percentage																					33.30%
Executive Committee (Excluding Chief Executive Officer) | Stock option
Disclosure of transactions between related parties [line items]
Vesting period																13 years
Key management personnel of entity or parent | Restricted stock units | Long term incentive plan 2019
Disclosure of transactions between related parties [line items]
Number of options granted (in shares)												152,346
Number of options vested (in shares)																									105,626
Key management personnel of entity or parent | Restricted stock units | Long term incentive plan 2020
Disclosure of transactions between related parties [line items]
Number of options granted (in shares)										144,392
Vesting period																											3 years
Annual vesting percentage																											100.00%
Number of options vested (in shares)																						88,127
Key management personnel of entity or parent | Restricted stock units | Long term incentive plan 2021
Disclosure of transactions between related parties [line items]
Number of options granted (in shares)									193,387
Vesting period																										3 years
Annual vesting percentage																										100.00%
Number of options vested (in shares)		52,585				14,530		64,414														131,529
Key management personnel of entity or parent | Restricted stock units | Long term incentive plan 2022
Disclosure of transactions between related parties [line items]
Number of options granted (in shares)								163,022
Number of options vested (in shares)		98,527	98,527			12,203	12,203															110,730		110,730
Key management personnel of entity or parent | Restricted stock units | Long term incentive plan 2023
Disclosure of transactions between related parties [line items]
Number of options granted (in shares)						120,079		163,022														120,079
Vesting period																				3 years					3 years
Annual vesting percentage																									100.00%
Key management personnel of entity or parent | Phantom stock units | Tranche one
Disclosure of transactions between related parties [line items]
Annual vesting percentage																					33.30%
Key management personnel of entity or parent | Phantom stock units | Tranche two
Disclosure of transactions between related parties [line items]
Annual vesting percentage																					33.30%
Key management personnel of entity or parent | Phantom stock units | Tranche three
Disclosure of transactions between related parties [line items]
Annual vesting percentage																					33.30%
Key management personnel of entity or parent | Phantom stock units | Long term incentive plan 2017
Disclosure of transactions between related parties [line items]
Equity instruments granted (in shares)															66,449
Key management personnel of entity or parent | Phantom stock units | Long term incentive plan 2017 | Tranche one
Disclosure of transactions between related parties [line items]
Vesting period																				2 years
Annual vesting percentage																					33.33%
Key management personnel of entity or parent | Phantom stock units | Long term incentive plan 2017 | Tranche two
Disclosure of transactions between related parties [line items]
Vesting period																				3 years
Annual vesting percentage																					33.33%
Key management personnel of entity or parent | Phantom stock units | Long term incentive plan 2017 | Tranche three
Disclosure of transactions between related parties [line items]
Vesting period																				4 years
Annual vesting percentage																					33.33%
Joint ventures
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture											50.00%
Joint ventures | Tankers (UK) Agencies Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture																					50.00%
Subsidiaries | Tankers International LLC
Disclosure of transactions between related parties [line items]
Leases as lessor, related party transactions | $																							$ 66,677		$ 216,040	$ 235,205